Operating Segments (Details) - Schedule of geographical information of revenue - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating Segments (Details) - Schedule of geographical information of revenue [Line Items]
Total	$ 4,371,133	$ 1,230,919
Hong Kong [Member]
Operating Segments (Details) - Schedule of geographical information of revenue [Line Items]
Total	3,938,870
PRC [Member]
Operating Segments (Details) - Schedule of geographical information of revenue [Line Items]
Total	$ 432,263	$ 1,230,919